INCOME TAXES 3 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Current Federal Tax Expense (Benefit)	$ 3	$ (10)	$ (70)
Current State and Local Tax Expense (Benefit)	(24)	(7)	(5)
Current Foreign Tax Expense (Benefit)	123	171	107
Current Income Tax Expense (Benefit)	102	154	32
Deferred Federal Income Tax Expense (Benefit)	242	237	275
Deferred State and Local Income Tax Expense (Benefit)	34	4	15
Deferred Foreign Income Tax Expense (Benefit)	(32)	(91)	48
Deferred Income Tax Expense (Benefit)	244	150	338
Investment Tax Credit	(5)	(4)	(4)
Income tax expense (benefit)	341	300	366
Parent Company [Member]
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Income tax expense (benefit)	(150)	(133)	(117)
San Diego Gas and Electric Company [Member]
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Current Federal Tax Expense (Benefit)	12	(5)	9
Current State and Local Tax Expense (Benefit)	77	52	11
Current Income Tax Expense (Benefit)	89	47	20
Deferred Federal Income Tax Expense (Benefit)	233	220	149
Deferred State and Local Income Tax Expense (Benefit)	(35)	5	24
Deferred Income Tax Expense (Benefit)	198	225	173
Investment Tax Credit	(3)	(2)	(2)
Income tax expense (benefit)	284	270	191
Southern California Gas Company [Member]
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Current Federal Tax Expense (Benefit)	(1)	2	4
Current State and Local Tax Expense (Benefit)	12	7	(5)
Current Income Tax Expense (Benefit)	11	9	(1)
Deferred Federal Income Tax Expense (Benefit)	122	117	103
Deferred State and Local Income Tax Expense (Benefit)	7	15	16
Deferred Income Tax Expense (Benefit)	129	132	119
Investment Tax Credit	(2)	(2)	(2)
Income tax expense (benefit)	$ 138	$ 139	$ 116